WARRANTS	12 Months Ended
Apr. 30, 2012
WARRANTS

NOTE 20.WARRANTS

Warrants Issued for Compensation

The Company has authorized 1,100,000 Class D warrants to be issued to executives and 4,000,000 Class E warrants to be issued to Directors.

During the year ended April 30, 2011, the Company issued 1,000 Class E warrants to a Director.  The warrants were fully vested as of April 30, 2011 and expire five years after issuance.  The grant date fair value was $8.92.  The Company issued 1,000 warrants to a non-employee. The warrants were fully vested as of April 30, 2011 and expire five years after issuance. The grant date fair value was $9.82.

The fair value was estimated on the date of the grant using the Black-Scholes option-pricing model. The following table displays the weighted average assumptions that have been applied to estimate the fair value of warrants on the date of grant for the year ended April 30, 2012:

April 30, 2012
Expected life (years)	5.0
Risk-free interest rate	2.17%
Expected volatility	144.63%
Expected dividend yield	0%

(1)     Expected Life: The expected life was determined based on the option’s contractual term and employees’ expected early exercise and post-vesting employment termination behavior.

(2)     Risk Free Rate: The risk-free interest rate was based on U.S. Treasury yields with a remaining term that corresponds to the expected term of the option calculated on the granted date.

(3)     Expected Volatility: Expected volatility is computed based on the standard deviation of the continuously compounded rate of return of days when the stock price changed over the historical period of the expected life of the options.

(4)     Dividend Yield: The expected dividend yield is zero. The Company has not paid a dividend and does not anticipate paying dividends in the foreseeable future.

For the year ended as April 30, 2012, no warrant was issued or exercised for compensation.

Following is a summary of the status of warrants outstanding at April 30, 2012:

Type of Warrants	Range of Exercise Prices	Total Warrants Outstanding	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price
Executives-Class D	$ 2.25	10,000	0.83	$ 2.25
Directors - Class E	$ 3.00 - 9.34	210,916	2.79	$ 3.03
Non-employee	$ 11.22	1,000	3.38	$ 11.22
Total		221,916	2.72	$ 3.03

As of April 30, 2012, all warrants outstanding for compensation were exercisable. The weighted-average grant-date fair value of warrants granted during the twelve months ended April 30, 2011 was $ 9.37

Warrants Issued to Investors

On May 12, 2009, the Company issued 500,000 seven year warrants to purchase shares of the Company’s common stock pursuant to a security purchase agreement.  The exercise price is $5.62 per common stock and is exercisable immediately.

On June 28, 2009, The Company issued to various investors 3,498,800 one year warrants to purchase shares of the Company’s common stock pursuant to a stock purchase agreement.  The warrants are immediately exercisable and the exercise price varies between $1.00 and $2.60 depending on the class of warrant.

On October 8, 2009, the Company issued to various investors 882,613 five year warrants to purchase shares of the Company’s common stock pursuant to a stock purchase agreement.  The exercise price is $5.62 per common stock and is exercisable immediately. The Company issued 109,682 five year warrants to the placement agent with an exercise price of $6.11 that isis immediately exercisable.

On November 6, 2009, the Company issued to various investors 501,236 five year warrants to purchase shares of the Company’s common stock pursuant to a stock purchase agreement.  The exercise price is $5.62 per common stock and is exercisable immediately.  The Company issued 66,832 five year warrants to the placement agent with an exercise price of $6.11 that are immediately exercisable.

On June 1, 2010, the Company received a payment of $50,000 from an investor for extending the expiration date from June 1, 2010 to December 31, 2010 of the remaining 1,000,000 shares associated with warrant K that the investor owns. The investor exercised all the 1,000,000 shares before the extended expiration date. As such, no warrant K were outstanding as of April 30, 2011.

On January 28, 2011, the Company issued to various investors 80,000 one year warrants to purchase shares of the Company’s common stock pursuant to a stock purchase agreement.  The exercise price is $9.50 per common stock and is exercisable immediately.

Effective on October 28, 2011, the Company issued promissory notes (unsecured) to certain accredited investors and employees of the Company in the principal amount of $384,872 of which $210,000 has been loaned to the company and $174,872 is considered irrevocable commitment contribution.  The proceeds of the notes were used primarily for general business purposes in the U.S.  The notes mature on the 330th day from the dates of receipt of cash contribution from the holders of the notes and the Company may prepay all or any portion of the notes without penalty.  Interest is payable on the unpaid balance of the notes at an annual rate of 10%. The interest payable on the promissory notes accrued in the amount of $15,262.71 as of April 30, 2012.   As further consideration for providing this financing, the holders of the notes have also received warrants to purchase an aggregate of 96,218 shares of the Company’s common stock at an exercise price of $4.00 per share.  The warrants expire at the end of the four-year period following the maturity dates of the corresponding promissory notes.  The issuance and sale of the warrants was exempt from registration pursuant to Section 4(2) of the Securities Act of 1933.

On November 2, 2011, the company issued 36,000 warrants to prior investor. The warrants were completely exercised and the exercise price is $0.83, respectively.

The table below is a summary of all warrants activity as of April 30, 2012:

Warrants Roll-forward Summary

	Units	Weighted Average Exercise Price	Weighted Average Remaining Life (in Years)
Outstanding at April 30, 2010	3,385,329	$2.09	2.55

Issued	82,000	$9.52	2.55
Exercised	(2,442,855)	$3.16	-
Outstanding at April 30, 2011	1,024,474	$4.38	2.68

Issued	96,218	$4.00	5.01
Exercised	(286,000)	$1.33	-
Extend	36,000	$0.83	-
Outstanding at April 30, 2012	870,692	$5.19	2.88
Exercisable at April 30, 2012	870,692	$5.19	2.88